December 18, 2012

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Calvert Variable Series, Inc. (the “Fund”)

Calvert VP SRI Strategic Portfolio

File Nos. 002-80154 and 811-03591

Pursuant to Rule 497 under the Securities Act of 1933, transmitted are exhibits containing interactive data format risk/return summary information for the above-referenced Fund, in connection with the prospectus supplement filed for the Fund on December 13, 2012, pursuant to Rule 497(e) — SEC Accession No. 0000708950-12-000026.

Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Assistant Vice President and Associate General Counsel